Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

December 31, 2020

F15-QTLY-0221
1.811323.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 3/4/21 to 3/11/21 (a)
(Cost $879,883)	880,000	879,898
	Shares	Value

Domestic Equity Funds - 22.7%
Fidelity Series All-Sector Equity Fund (b)	6,022,417	$69,137,342
Fidelity Series Blue Chip Growth Fund (b)	6,405,892	107,426,814
Fidelity Series Commodity Strategy Fund (b)	46,565,543	213,735,842
Fidelity Series Growth Company Fund (b)	12,030,979	273,945,390
Fidelity Series Intrinsic Opportunities Fund (b)	15,358,833	283,370,474
Fidelity Series Large Cap Stock Fund (b)	15,036,849	247,356,169
Fidelity Series Large Cap Value Index Fund (b)	6,920,751	91,423,123
Fidelity Series Opportunistic Insights Fund (b)	7,030,997	142,377,698
Fidelity Series Small Cap Discovery Fund (b)	2,471,503	30,696,065
Fidelity Series Small Cap Opportunities Fund (b)	6,352,796	101,835,314
Fidelity Series Stock Selector Large Cap Value Fund (b)	16,514,357	210,392,913
Fidelity Series Value Discovery Fund (b)	11,269,874	161,497,288
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,341,319,211)		1,933,194,432

International Equity Funds - 22.1%
Fidelity Series Canada Fund (b)	7,971,446	92,070,203
Fidelity Series Emerging Markets Fund (b)	7,500,351	85,053,982
Fidelity Series Emerging Markets Opportunities Fund (b)	31,012,539	774,072,966
Fidelity Series International Growth Fund (b)	15,750,989	280,052,582
Fidelity Series International Small Cap Fund (b)	4,357,817	89,465,987
Fidelity Series International Value Fund (b)	27,752,230	280,020,003
Fidelity Series Overseas Fund (b)	22,610,464	280,369,755
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,299,928,953)		1,881,105,478

Bond Funds - 42.1%
Fidelity Series Emerging Markets Debt Fund (b)	5,452,808	52,019,784
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,539,855	16,661,234
Fidelity Series Floating Rate High Income Fund (b)	1,122,993	10,208,006
Fidelity Series High Income Fund (b)	5,916,406	55,969,203
Fidelity Series Inflation-Protected Bond Index Fund (b)	65,093,369	698,451,847
Fidelity Series International Credit Fund (b)	621,876	6,361,794
Fidelity Series Investment Grade Bond Fund (b)	210,968,061	2,514,739,286
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,404,418	187,108,510
Fidelity Series Real Estate Income Fund (b)	3,346,894	35,142,387
TOTAL BOND FUNDS
(Cost $3,371,718,580)		3,576,662,051

Short-Term Funds - 13.1%
Fidelity Cash Central Fund 0.11% (c)	10,527,090	10,529,195
Fidelity Series Government Money Market Fund 0.13% (b)(d)	899,486,849	899,486,849
Fidelity Series Short-Term Credit Fund (b)	19,425,796	198,920,155
TOTAL SHORT-TERM FUNDS
(Cost $1,104,005,762)		1,108,936,199
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,117,852,389)		8,500,778,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		48,578
NET ASSETS - 100%		$8,500,826,636

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	March 2021	$2,436,720	$(578)	$(578)
TOTAL PURCHASED					(578)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	176	March 2021	18,751,040	12,000	12,000
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	147	March 2021	9,468,270	(299,183)	(299,183)
TOTAL SOLD					(287,183)
TOTAL FUTURES CONTRACTS					$(287,761)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $879,898.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,433
Total	$13,433

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$56,547,292	$5,026,152	$17,335,236	$4,655,745	$905,729	$23,993,405	$69,137,342
Fidelity Series Blue Chip Growth Fund	102,390,731	36,744,039	73,188,117	36,092,622	28,765,773	12,714,388	107,426,814
Fidelity Series Canada Fund	65,763,814	17,365,368	19,514,234	1,897,822	(918,427)	29,373,682	92,070,203
Fidelity Series Commodity Strategy Fund	238,815,009	6,699,229	77,243,018	971,207	(26,476,453)	71,941,075	213,735,842
Fidelity Series Emerging Markets Debt Fund	45,488,852	3,170,703	4,781,820	1,908,160	(111,109)	8,253,158	52,019,784
Fidelity Series Emerging Markets Debt Local Currency Fund	--	15,833,545	207,151	94,907	4,330	1,030,510	16,661,234
Fidelity Series Emerging Markets Fund	47,604,094	18,640,085	15,183,991	1,172,746	619,191	33,374,603	85,053,982
Fidelity Series Emerging Markets Opportunities Fund	455,428,436	162,146,570	152,115,059	22,647,236	19,665,003	288,948,016	774,072,966
Fidelity Series Floating Rate High Income Fund	9,513,559	645,062	1,156,894	339,187	(127,382)	1,333,661	10,208,006
Fidelity Series Government Money Market Fund 0.13%	889,239,670	259,190,480	248,943,301	1,251,973	--	--	899,486,849
Fidelity Series Growth Company Fund	213,036,213	68,975,033	116,263,803	68,141,928	65,499,203	42,698,744	273,945,390
Fidelity Series High Income Fund	50,612,414	3,841,746	5,784,516	2,314,217	(260,946)	7,560,505	55,969,203
Fidelity Series Inflation-Protected Bond Index Fund	607,324,717	131,850,967	79,955,093	8,936,284	635,577	38,595,679	698,451,847
Fidelity Series International Credit Fund	5,569,597	398,994	--	398,994	--	359,049	6,361,794
Fidelity Series International Growth Fund	308,550,153	47,892,123	139,747,495	38,336,082	52,547,269	10,810,532	280,052,582
Fidelity Series International Small Cap Fund	72,749,871	3,341,245	20,555,738	706,803	4,842,669	29,087,940	89,465,987
Fidelity Series International Value Fund	263,255,626	24,957,161	102,146,688	7,596,514	(2,771,660)	96,725,564	280,020,003
Fidelity Series Intrinsic Opportunities Fund	238,528,707	13,686,482	68,788,183	12,167,681	20,401,694	79,541,774	283,370,474
Fidelity Series Investment Grade Bond Fund	2,164,644,980	585,944,717	306,645,502	131,414,911	628,851	70,166,240	2,514,739,286
Fidelity Series Large Cap Stock Fund	205,286,549	23,085,503	54,912,620	13,943,687	7,874,960	66,021,777	247,356,169
Fidelity Series Large Cap Value Index Fund	56,345,334	25,766,106	12,760,969	1,802,244	192,674	21,879,978	91,423,123
Fidelity Series Long-Term Treasury Bond Index Fund	185,243,180	68,119,354	39,968,520	20,203,422	3,642,912	(29,928,416)	187,108,510
Fidelity Series Opportunistic Insights Fund	115,784,325	20,593,125	32,183,108	17,790,191	15,907,512	22,275,844	142,377,698
Fidelity Series Overseas Fund	252,740,831	25,994,943	96,564,821	3,060,181	(3,627,619)	101,826,421	280,369,755
Fidelity Series Real Estate Income Fund	28,831,604	3,019,585	3,626,010	2,056,529	(101,001)	7,018,209	35,142,387
Fidelity Series Short-Term Credit Fund	189,382,610	3,641,268	984,344	3,651,164	(9,582)	6,890,203	198,920,155
Fidelity Series Small Cap Discovery Fund	22,832,454	1,366,603	7,620,002	814,081	599,788	13,517,222	30,696,065
Fidelity Series Small Cap Opportunities Fund	79,771,188	5,442,369	26,983,817	2,182,170	6,192,151	37,413,423	101,835,314
Fidelity Series Stock Selector Large Cap Value Fund	150,151,660	37,088,401	39,917,729	4,379,030	2,122,789	60,947,792	210,392,913
Fidelity Series Value Discovery Fund	112,117,914	28,905,876	28,645,008	3,280,576	1,062,233	48,056,273	161,497,288
	7,233,551,384	1,649,372,834	1,793,722,787	414,208,294	197,706,129	1,202,427,251	8,489,368,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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